STOCK-BASED COMPENSATION (Stock Options) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 188	$ 310	$ 225
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 42	$ 115	$ 83
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 15.38	$ 14.44	$ 10.95
Allocated Share-based Compensation Expense	$ 68	$ 37	$ 32
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	15	14	12
Proceeds from Stock Options Exercised	112	310	312
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	160	286	153
Employee Service Share-based Compensation, Tax Benefit from Exercise of Stock Options	36	$ 106	$ 57
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 36
Employee Service Share-based Compensation, Nonvested, Total Compensation Cost not yet recognized and period for recognition in years	1 year 10 months 28 days
Maximum term by share based compensation after vesting	10 years
Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
2012 Stock Incentive Plan [Member] | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	28,846	26,628
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted-Average Exercise Price	$ 46.70	$ 38.30
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	6,571
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted-Average Exercise Price	$ 71.43
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	4,074
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 30.65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	279
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 61.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 5 months 16 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 327
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	21,813
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 39.99
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 322